TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Current taxes	$ 35	$ 26	$ 8
Deferred taxes	400	(340)	2
Taxes in respect of previous years as a result of court ruling		1,050
Taxes on income, net, as reported in the statements of operations	435	736	10
Foreign	$ 64	$ 57	$ 10